INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets:
Net operating losses	$ 42,574	$ 38,935
Research and experimentation credits	4,964	4,641
Inventory and other reserves	3,029	2,785
Basis of property and equipment	114	95
Deferred stock compensation	602	951
Deferred tax asset	51,283	47,407
Deferred Tax Liabilities:
Basis of property and equipment	0	0
Deferred tax liabilities	0	0
Valuation allowance	(51,283)	(47,407)
Net deferred tax asset	$ 0	$ 0